Financial instruments and financial risk factors (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of financial assets	Other investments

				$ million
		2024		2023
	Current	Non-current	Current	Non-current
Equity investments[a]	—	1,095	—	1,177
Contingent consideration	55	136	754	939
Other	110	61	89	73
	165	1,292	843	2,189
aThe majority of equity investments are unlisted.
Unlisted equity investments are measured using observable recent market prices where available. The majority of investments are measured using models with inputs that may include recent share price data, discounted future cash flows and other available active market pricing data using the maximum available market information and bp’s understanding of the associated company’s performance and prospects. Contingent consideration relates to amounts arising on disposals which are financial assets classified as measured at fair value through profit or loss. The contingent consideration in 2023 principally relates to the disposal of our Alaskan business. On 4 October 2024, bp completed the sale of this contingent consideration.
The accounting classification of each category of financial instruments and their carrying amounts are set out below.

					$ million
At 31 December 2024	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	26	1,431	—	1,457
Loans		1,807	377	—	2,184
Trade and other receivables	20	27,148	—	—	27,148
Derivative financial instruments	30	—	21,226	—	21,226
Cash and cash equivalents	25	32,547	6,657	—	39,204
Financial liabilities
Trade and other payables	22	(61,298)	—	—	(61,298)
Derivative financial instruments	30	—	(20,224)	(2,655)	(22,879)
Accruals		(7,397)	—	—	(7,397)
Lease liabilities	28	(12,000)	—	—	(12,000)
Finance debt	26	(59,547)	—	—	(59,547)
		(78,714)	9,467	(2,655)	(71,902)
29. Financial instruments and financial risk factors – continued

					$ million
At 31 December 2023	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	26	3,006	—	3,032
Loans		1,725	457	—	2,182
Trade and other receivables	20	31,354	—	—	31,354
Derivative financial instruments	30	—	22,444	119	22,563
Cash and cash equivalents	25	27,804	5,226	—	33,030
Financial liabilities
Trade and other payables	22	(65,516)	—	—	(65,516)
Derivative financial instruments	30	—	(13,545)	(2,107)	(15,652)
Accruals		(7,837)	—	—	(7,837)
Lease liabilities	28	(11,121)	—	—	(11,121)
Finance debt	26	(51,954)	—	—	(51,954)
		(75,519)	17,588	(1,988)	(59,919)

Disclosure of financial liabilities	The accounting classification of each category of financial instruments and their carrying amounts are set out below.

					$ million
At 31 December 2024	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	26	1,431	—	1,457
Loans		1,807	377	—	2,184
Trade and other receivables	20	27,148	—	—	27,148
Derivative financial instruments	30	—	21,226	—	21,226
Cash and cash equivalents	25	32,547	6,657	—	39,204
Financial liabilities
Trade and other payables	22	(61,298)	—	—	(61,298)
Derivative financial instruments	30	—	(20,224)	(2,655)	(22,879)
Accruals		(7,397)	—	—	(7,397)
Lease liabilities	28	(12,000)	—	—	(12,000)
Finance debt	26	(59,547)	—	—	(59,547)
		(78,714)	9,467	(2,655)	(71,902)
29. Financial instruments and financial risk factors – continued

					$ million
At 31 December 2023	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	26	3,006	—	3,032
Loans		1,725	457	—	2,182
Trade and other receivables	20	31,354	—	—	31,354
Derivative financial instruments	30	—	22,444	119	22,563
Cash and cash equivalents	25	27,804	5,226	—	33,030
Financial liabilities
Trade and other payables	22	(65,516)	—	—	(65,516)
Derivative financial instruments	30	—	(13,545)	(2,107)	(15,652)
Accruals		(7,837)	—	—	(7,837)
Lease liabilities	28	(11,121)	—	—	(11,121)
Finance debt	26	(51,954)	—	—	(51,954)
		(75,519)	17,588	(1,988)	(59,919)

Disclosure of credit risk exposure	Management information used to monitor credit risk, which reflects the impact of credit enhancements, indicates that the risk profile of financial assets which are subject to review for impairment under IFRS 9 is as set out in the table below.

		%
As at 31 December	2024	2023
AAA to AA-	12%	7%
A+ to A-	50%	59%
BBB+ to BBB-	16%	15%
BB+ to BB-	10%	7%
B+ to B-	8%	4%
CCC+ and below	4%	8%

Disclosure of offsetting of financial assets	Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements
The following table shows the amounts recognized for financial assets and liabilities which are subject to offsetting arrangements on a gross basis, and the amounts offset in the balance sheet.
Amounts which cannot be offset under IFRS, but which could be settled net under the terms of master netting agreements if certain conditions arise, and collateral received or pledged, are also presented in the table to show the total net exposure of the group.

						$ million
	Gross amounts of recognized financial assets (liabilities)	Amounts set off	Net amounts presented on the balance sheet	Related amounts not set off in the balance sheet		Net amount
At 31 December 2024				Master netting arrangements	Cash collateral (received) pledged
Derivative assets	23,779	(2,553)	21,226	(5,624)	(362)	15,240
Derivative liabilities	(25,432)	2,553	(22,879)	5,624	294	(16,961)
Trade and other receivables	17,832	(9,445)	8,387	(1,532)	(206)	6,649
Trade and other payables	(20,289)	9,445	(10,844)	1,532	12	(9,300)
At 31 December 2023
Derivative assets	25,188	(2,625)	22,563	(3,436)	(1,245)	17,882
Derivative liabilities	(18,277)	2,625	(15,652)	3,436	263	(11,953)
Trade and other receivables	17,867	(7,789)	10,078	(1,141)	(633)	8,304
Trade and other payables	(16,284)	7,789	(8,495)	1,141	44	(7,310)

Disclosure of offsetting of financial liabilities	Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements
The following table shows the amounts recognized for financial assets and liabilities which are subject to offsetting arrangements on a gross basis, and the amounts offset in the balance sheet.
Amounts which cannot be offset under IFRS, but which could be settled net under the terms of master netting agreements if certain conditions arise, and collateral received or pledged, are also presented in the table to show the total net exposure of the group.

						$ million
	Gross amounts of recognized financial assets (liabilities)	Amounts set off	Net amounts presented on the balance sheet	Related amounts not set off in the balance sheet		Net amount
At 31 December 2024				Master netting arrangements	Cash collateral (received) pledged
Derivative assets	23,779	(2,553)	21,226	(5,624)	(362)	15,240
Derivative liabilities	(25,432)	2,553	(22,879)	5,624	294	(16,961)
Trade and other receivables	17,832	(9,445)	8,387	(1,532)	(206)	6,649
Trade and other payables	(20,289)	9,445	(10,844)	1,532	12	(9,300)
At 31 December 2023
Derivative assets	25,188	(2,625)	22,563	(3,436)	(1,245)	17,882
Derivative liabilities	(18,277)	2,625	(15,652)	3,436	263	(11,953)
Trade and other receivables	17,867	(7,789)	10,078	(1,141)	(633)	8,304
Trade and other payables	(16,284)	7,789	(8,495)	1,141	44	(7,310)

Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements	Additional information about the group’s trade payables that are subject to supplier finance arrangements is provided in the table below.

			2024
	Letters of Credit	Promissory Notes	Reverse Factoring Arrangements
Carrying amount of liabilities ($ million)
Presented within trade and other payables[a]	7,431	1,778	390
of which suppliers have received payment from the financial institution[b]	7,016	1,778	390
Range of payment due dates (days)
Liabilities that are part of the arrangement[b]	8 to 57	30 to 60	30 to 60
Trade payables that are not part of the arrangement	6 to 60	6 to 60	6 to 60
aLetters of credit, promissory notes and reverse factoring arrangements related to amounts presented within trade and other payables in 2023 were $10,066 million, $953 million and $nil respectively.
bThe group applied transitional relief available under IAS 7 and has not provided comparative information in the first year of adoption.
Disclosure of detailed information of maturities of trade and other payables, accrued expenses, finance debt, and Interest	The table below shows the timing of undiscounted cash outflows relating to finance debt, trade and other payables and accruals. As part of actively managing the group’s debt portfolio it is possible that cash flows in relation to finance debt could be accelerated from the profile provided.

								$ million
				2024				2023
	Trade and other payables[a]	Accruals	Finance debt	Interest on finance debt	Trade and other payables[a]	Accruals	Finance debt	Interest on finance debt
Within one year	53,663	6,071	4,402	2,490	56,852	6,527	3,054	2,394
1 to 2 years	1,670	260	4,716	2,217	1,876	329	3,820	2,151
2 to 3 years	1,177	150	6,449	1,947	1,158	147	4,767	1,907
3 to 4 years	1,139	130	5,649	1,678	1,178	135	5,367	1,666
4 to 5 years	1,138	125	3,928	1,447	1,141	121	5,778	1,396
5 to 10 years	3,889	375	17,301	4,877	5,028	382	12,939	4,894
Over 10 years	157	286	13,947	6,198	136	196	14,586	6,890
	62,833	7,397	56,392	20,854	67,369	7,837	50,311	21,298
a2024 includes $9,520 million (2023 $10,662 million) in relation to the Gulf of America oil spill, of which $8,383 million (2023 $9,520 million) matures in greater than one year.

Disclosure of maturity analysis for derivative financial liabilities	The table below shows the timing of cash outflows for derivative financial instruments entered into for the purpose of managing interest rate and foreign currency exchange risk, whether or not hedge accounting is applied, based upon contractual payment dates. As part of actively managing the group’s debt portfolio it is possible that cash flows in relation to associated derivatives could be accelerated from the profile provided. The amounts reflect the gross settlement amount where the pay leg of a derivative will be settled separately from the receive leg, as in the case of cross-currency swaps hedging non-US dollar finance debt or hybrid bonds. The swaps are with high investment-grade counterparties and therefore the settlement-day risk exposure is considered to be negligible. Not shown in the table are the gross settlement amounts (inflows) for the receive leg of derivatives that are settled separately from the pay leg, which amount to $24,206 million at 31 December 2024 (2023 $24,120 million) to be received on the same day as the related cash outflows.

		$ million
Cash outflows for derivative financial instruments at 31 December	2024	2023
Within one year	1,718	2,071
1 to 2 years	5,136	1,718
2 to 3 years	3,077	5,136
3 to 4 years	1,743	3,077
4 to 5 years	3,696	1,743
5 to 10 years	8,307	6,708
Over 10 years	2,486	4,092
	26,163	24,545
For further information on our derivative financial instruments, see Note 30.
Derivative liabilities held for trading have the following fair values and maturities.

							$ million
							2024
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(111)	(529)	(172)	(4)	(562)	(360)	(1,738)
Oil price derivatives	(975)	(65)	(16)	(6)	(9)	—	(1,071)
Natural gas price derivatives	(2,075)	(836)	(515)	(409)	(363)	(6,308)	(10,506)
Power price derivatives	(1,062)	(779)	(569)	(401)	(471)	(3,611)	(6,893)
Other derivatives	(6)	(1)	—	(9)	—	—	(16)
	(4,229)	(2,210)	(1,272)	(829)	(1,405)	(10,279)	(20,224)

							$ million
							2023
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(341)	(3)	(405)	(166)	(7)	(589)	(1,511)
Oil price derivatives	(1,047)	(61)	(14)	(4)	(1)	(12)	(1,139)
Natural gas price derivatives	(2,126)	(796)	(473)	(348)	(293)	(2,672)	(6,708)
Power price derivatives	(1,692)	(666)	(413)	(306)	(227)	(883)	(4,187)
	(5,206)	(1,526)	(1,305)	(824)	(528)	(4,156)	(13,545)